Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

24. Subsequent events

The Group has evaluated the subsequent events through the date of issuance of the financial statements and no subsequent event which had a material impact on the Group was identified through the date of issuance of the financial statements.